TERM FACILITY	12 Months Ended
Dec. 31, 2020
Note 13 - TERM FACILITY

In July 2015, the Company entered into a ten million dollar term facility with Samsung C&T U.K. Limited (“Samsung”). Interest is charged on the facility at a rate of US dollar LIBOR (3 month) plus 4.75%. The agreement was later amended in 2018 to extend the repayment period and modify the monthly payments. Other material terms of the facility remained unchanged. The Company is currently repaying the remaining balance in monthly instalments of $278 ending September 2021, with 9 remaining payments as at December 31, 2020. The Company is committed to selling Avino Mine concentrate on an exclusive basis to Samsung until December 31, 2024.

The facility is secured by the concentrates produced under the agreement and by 33% of the common shares of the Company’s subsidiary Compañía Minera Mexicana de Avino, S.A. de C.V. The facility with Samsung relates to the sale of concentrates produced from the Avino Mine only.

The continuity of the term facility with Samsung is as follows:

	December 31,	December 31,
	2020	2019
Balance, beginning	$5,897	$6,900
Repayments	(3,333)	(833)
Unwinding of fair value adjustment	(51)	(170)
Balance, ending	2,513	5,897
Less: Current portion	(2,513)	(3,384)
Non-current portion	$-	$2,513